Long-Term Debt - Securities Purchase Agreement and Second Lien Notes - Additional Information (Detail) - USD ($)		3 Months Ended	9 Months Ended
	Aug. 02, 2016	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Unrealized loss on warrants		$ (611,000)	$ (611,000)
Class A Voting Common Stock
Debt Instrument [Line Items]
Warrants to purchase common stock		760,000	760,000
Warrant liability		$ 5,100,000	$ 5,100,000
Second Lien Notes
Debt Instrument [Line Items]
Debt instrument face amount		$ 38,000,000	$ 38,000,000
8.750% Senior Notes Due April 15, 2019
Debt Instrument [Line Items]
Debt instrument interest rate		8.75%	8.75%	8.75%	8.75%
Debt instrument repurchase amount		$ 68,200,000	$ 68,200,000
Debt instrument maturity date			Apr. 15, 2019
Cash paid for repurchase of debt instrument			$ 36,200,000
Gain on repurchase of debt instrument			$ 29,400,000
Securities Purchase Agreement | 12% Senior Secured Second Lien Notes Due 2021
Debt Instrument [Line Items]
Debt instrument interest rate	12.00%
Sale of stock, description of transaction			(i) up to $49,900,000 aggregate principal amount of LRAI's 12% senior secured second lien notes due 2021 (the "Second Lien Notes") and (ii) five-year warrants to purchase up to an aggregate 998,000 shares of the Company's Class A voting common stock at a price equal to $5.00 per share (the "Warrants").
Common stock price per share	$ 5.00
Securities Purchase Agreement | 12% Senior Secured Second Lien Notes Due 2021 | Maximum
Debt Instrument [Line Items]
Debt instrument face amount	$ 49,900,000
Number of common shares issued	998,000